Cover	May 05, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2021
Entity Registrant Name	AVID TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36254
Entity Tax Identification Number	04-2977748
City Area Code	978
Local Phone Number	640-6789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	AVID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000896841